Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2018
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
| AGFiQ U.S. Market Neutral Momentum Fund | AGFiQ U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOM
| AGFiQ U.S. Market Neutral Value Fund | AGFiQ U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHEP
| AGFiQ U.S. Market Neutral Size Fund | AGFiQ U.S. Market Neutral Size Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIZ
| AGFiQ U.S. Market Neutral Anti-Beta Fund | AGFiQ U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTAL
| AGFiQ Hedged Dividend Income Fund | AGFiQ Hedged Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVA
| AGFiQ Equal Weighted Value Factor Fund | AGFiQ Equal Weighted Value Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RVAL
| AGFiQ Equal Weighted Low Beta Factor Fund | AGFiQ Equal Weighted Low Beta Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LBET
| AGFiQ Equal Weighted High Momentum Factor Fund | AGFiQ Equal Weighted High Momentum Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMO